Filed electronically with the Securities and Exchange Commission on November 20, 2014

File No. 033-11802
File No. 811-05002

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 104	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 103	|X|

Deutsche Variable Series II (formerly DWS Variable Series II)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary
DEUTSCHE VARIABLE SERIES II
One Beacon Street
Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|__|	Immediately upon filing pursuant to paragraph (b)
|X|	On December 19, 2014 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the following series and classes of the Registrant:

•	Deutsche Risk Pilot VIP — Class B (formerly DWS Risk Pilot VIP)
•	Deutsche Risk Pilot Discovery VIP — Class B (formerly DWS Risk Pilot Discovery VIP)

This Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A for Deutsche Variable Series II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until December 19, 2014 the effectiveness of Post-Effective Amendment No. 91 to the Trust’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on December 19, 2013 (Accession No. 0000088053-13-001423) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and currently has an effective date of November 21, 2014.

PART A - PROSPECTUS

The Prospectus for Deutsche Risk Pilot VIP — Class B and Deutsche Risk Pilot Discovery VIP — Class B, both series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 91 to the Trust’s Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Deutsche Risk Pilot VIP — Class B and Deutsche Risk Pilot Discovery VIP — Class B, both series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 91 to the Trust’s Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

PART C

The Part C for Deutsche Risk Pilot VIP — Class B and Deutsche Risk Pilot Discovery — Class B, each a series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 91 to the Trust’s Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 18th day of November 2014.

  DEUTSCHE VARIABLE SERIES II

By: /s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	November 18, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	November 18, 2014

/s/John W. Ballantine
John W. Ballantine*	Trustee	November 18, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	November 18, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	November 18, 2014

/s/Keith R. Fox
Keith R. Fox*	Trustee	November 18, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	November 18, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	November 18, 2014

/s/Richard J. Herring
Richard J. Herring*	Trustee	November 18, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	November 18, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	November 18, 2014

SIGNATURE	TITLE	DATE

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	November 18, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	November 18, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	November 18, 2014

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are filed herein.

Power of Attorney

I, the undersigned Officer of the following investment companies:

Cash Account Trust
Cash Management Portfolio
Cash Reserve Fund, Inc.
Deutsche Equity 500 Index Portfolio
Deutsche Global High Income Fund, Inc.
Deutsche Global/International Fund, Inc.
Deutsche High Income Opportunities Fund, Inc.
Deutsche High Income Trust
Deutsche Income Trust
Deutsche Institutional Funds
Deutsche International Fund, Inc.
Deutsche Investment Trust
Deutsche Investments VIT Funds
Deutsche Market Trust
Deutsche Money Funds
DWS Money Market Trust
Deutsche Multi-Market Income Trust
Deutsche Municipal Income Trust
Deutsche Municipal Trust
Deutsche Portfolio Trust
Deutsche Securities Trust
Deutsche State Tax-Free Income Series
Deutsche Strategic Income Trust
Deutsche Strategic Municipal Income Trust
Deutsche Target Date Series
Deutsche Target Fund
Deutsche Tax Free Trust
Deutsche Value Series, Inc.
Deutsche Variable Series I
Deutsche Variable Series II
Investors Cash Trust
Tax-Exempt California Money Market Fund

hereby constitute and appoint Scott D. Hogan, John Millette and Caroline Pearson, and each of them, severally, with full powers of substitution, my true and lawful attorney and agent to execute in my name, place and stead (in such capacity) any and all amendments to enable each Trust or Corporation (collectively, the “Funds”) to comply with the Securities Act of 1933, as amended (the “1933 Act”) and/or the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Funds’ Registration Statements on Form N-1A pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Funds such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

This power of attorney is effective for all documents filed on or after August 11, 2014.

SIGNATURE	TITLE	DATE
/s/Brian E. Binder Brian E. Binder	President	July 9, 2014

DEUTSCHE FUNDS BOARD

CERTIFICATE OF THE SECRETARY

I, John Millette, do hereby certify as follows:

1.	That I am the duly elected Secretary of the Funds listed on the attached Appendix A, (each a “Fund,” and each Fund’s underlying portfolios, if applicable, a “Series”);

2.
I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Trustees/Directors of the Funds at a meeting duly called, convened and held on November 15, 2013 at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:

WHEREAS, the President of the Fund, Brian Binder, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on his behalf:

NOW THEREFORE BE IT:

RESOLVED, that the following individuals be, and they hereby are, and each of them hereby is, given a Power of Attorney in substantially the form presented to the Board, with such changes as the officers, with the advice of counsel, shall recommend, to sign the Fund’s Registration Statements, including any amendments:

Scott Hogan
John Millette
Caroline Pearson; and

FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483 (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this eleventh day of August, 2014.

/s/John Millette
John Millette
Secretary

APPENDIX A

CASH ACCOUNT TRUST, and its series:
Government & Agency Securities Portfolio
Tax-Exempt Portfolio

CASH MANAGEMENT PORTFOLIO

CASH RESERVE FUND, INC., and its series: Prime Series

DEUTSCHE EQUITY 500 INDEX PORTFOLIO

DEUTSCHE GLOBAL HIGH INCOME FUND, INC.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC., and its series:
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Global Growth Fund
Deutsche Global Infrastructure Fund
Deutsche Global Small Cap Fund

DEUTSCHE HIGH INCOME OPPORTUNITIES FUND, INC.

DEUTSCHE HIGH INCOME TRUST

DEUTSCHE INCOME TRUST, and its series:
Deutsche Core Fixed Income Fund
Deutsche Global High Income Fund
Deutsche Global Inflation Fund
Deutsche GNMA Fund
Deutsche High Income Fund
Deutsche Short Duration Fund
Deutsche Strategic Government Securities Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund

DEUTSCHE INSTITUTIONAL FUNDS, and its series:
Deutsche EAFE Equity Index Fund
Deutsche Equity 500 Index Fund
Deutsche S&P 500 Index Fund
Deutsche U.S. Bond Index Fund

DEUTSCHE MUNICIPAL TRUST, and its series:
Deutsche Managed Municipal Bond Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Strategic High Yield Tax-Free Fund

DEUTSCHE PORTFOLIO TRUST, and its series:
Deutsche Core Plus Income Fund
Deutsche Floating Rate Fund

DEUTSCHE SECURITIES TRUST, and its series:
Deutsche Communications Fund
Deutsche CROCI Sector Opportunities Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Global Real Estate Securities Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund

DEUTSCHE STATE TAX-FREE INCOME SERIES, and its series:
Deutsche California Tax-Free Income Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche New York Tax-Free Income Fund

DEUTSCHE STRATEGIC INCOME TRUST

DEUTSCHE STRATEGIC MUNICIPAL INCOME TRUST

DEUTSCHE TARGET DATE SERIES, and its
series:
Deutsche LifeCompass 2015 Fund
Deutsche LifeCompass 2020 Fund
Deutsche LifeCompass 2030 Fund
Deutsche LifeCompass 2040 Fund
Deutsche LifeCompass Retirement Fund

DEUTSCHE INTERNATIONAL FUND, INC., and its series:
Deutsche Emerging Markets Equity Fund
Deutsche Global Equity Fund
Deutsche International Fund
Deutsche International Value Fund
Deutsche Latin America Equity Fund
Deutsche World Dividend Fund

DEUTSCHE INVESTMENT TRUST, and its series:
Deutsche Capital Growth Fund
Deutsche Core Equity Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Mid Cap Growth Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund

DEUTSCHE INVESTMENTS VIT FUNDS, and its series:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

DEUTSCHE MARKET TRUST, and its series:
Deutsche Alternative Asset Allocation Fund
Deutsche Diversified Market Neutral Fund
Deutsche Global Income Builder Fund
Deutsche Select Alternative Allocation Fund
Deutsche Strategic Equity Long/Short Fund

DEUTSCHE MONEY FUNDS, and its series:
Deutsche Money Market Prime Series

DWS MONEY MARKET TRUST, and its series
Cash Management Fund
Cash Reserve Fund Institutional
Daily Assets Fund Institutional
Deutsche Money Market Series
NY Tax Free Money Fund
Tax Free Money Fund Investment

DEUTSCHE MULTI-MARKET INCOME TRUST

DEUTSCHE MUNICIPAL INCOME TRUST

DEUTSCHE TARGET FUND, and its series:
Deutsche Target 2014 Fund

DEUTSCHE TAX FREE TRUST, and its series Deutsche Intermediate Tax/AMT Free Fund

DEUTSCHE VALUE SERIES, INC. and its series:
Deutsche Equity Dividend Fund
Deutsche Large Cap Value Fund
Deutsche Mid Cap Value Fund
Deutsche Small Cap Value Fund

DEUTSCHE VARIABLE SERIES I, and its series
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche International VIP

DEUTSCHE VARIABLE SERIES II, and its series
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Money Market VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP

INVESTORS CASH TRUST, and its series:
Central Cash Management Fund
Deutsche Variable NAV Money Fund
Treasury Portfolio

TAX-EXEMPT CALIFORNIA MONEY
MARKET FUND

Power of Attorney

We, the undersigned Trustees or Directors, as the case may be, of the following investment companies:

Cash Account Trust
Cash Management Portfolio
Cash Reserve Fund, Inc.
Deutsche Equity 500 Index Portfolio
Deutsche Global High Income Fund, Inc.
Deutsche Global/International Fund, Inc.
Deutsche High Income Opportunities Fund, Inc.
Deutsche High Income Trust
Deutsche Income Trust
Deutsche Institutional Funds
Deutsche International Fund, Inc.
Deutsche Investment Trust
Deutsche Investments VIT Funds
Deutsche Market Trust
Deutsche Money Funds
DWS Money Market Trust
Deutsche Multi-Market Income Trust
Deutsche Municipal Income Trust
Deutsche Municipal Trust
Deutsche Portfolio Trust
Deutsche Securities Trust
Deutsche State Tax-Free Income Series
Deutsche Strategic Income Trust
Deutsche Strategic Municipal Income Trust
Deutsche Target Date Series
Deutsche Target Fund
Deutsche Tax Free Trust
Deutsche Value Series, Inc.
Deutsche Variable Series I
Deutsche Variable Series II
Investors Cash Trust
Tax-Exempt California Money Market Fund

hereby constitute and appoint Scott D. Hogan, John Millette and Caroline Pearson, and each of them, severally, with full powers of substitution, or if more than one acts, a majority of them, our true and lawful attorneys and agents to execute in our names, place and stead (in such capacity) any and all amendments to enable each Trust or Corporation (collectively, the “Funds”) to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the  Investment  Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission  in respect  thereof,  in  connection with the Funds’ Registration Statements on Form N-1A pursuant to the 1933 Act and/or the 1940 Act,  together with any and all pre- and post-effective amendments thereto,  including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the  undersigned as a Trustee or Director of a Fund such Registration Statement and any and all such pre- and post-effective  amendments filed with the  Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other  instruments or documents related  thereto, and the undersigned  does hereby ratify and confirm all that each said attorney-in-fact and agent, or substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

This power of attorney is effective for all documents filed on or after August 11, 2014.

SIGNATURE	TITLE	DATE

/s/John W. Ballantine
John W. Ballantine	Trustee/Director	July 9, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.	Trustee/Director	July 9, 2014

/s/Dawn-Marie Driscsoll
Dawn-Marie Driscoll	Trustee/Director	July 9, 2014

/s/Keith R. Fox
Keith R. Fox	Trustee/Director	July 9, 2014

/s/Paul K. Freeman
Paul K. Freeman	Trustee/Director	July 9, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss	Trustee/Director	July 9, 2014

/s/Richard J. Herring
Richard J. Herring	Trustee/Director	July 9, 2014

/s/William McClayton
William McClayton	Trustee/Director	July 9, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel	Trustee/Director	July 9, 2014

/s/William N. Searcy Jr.
William N. Searcy, Jr.	Trustee/Director	July 9, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg	Trustee/Director	July 9, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth	Trustee/Director	July 9, 2014